Related Party Transactions - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee		0.25
Annual fee cap		0.15
Privately-held Investments	[1]	$ 121.8		$ 286.8
Other Investments	[2]	279.6		267.2
Net Investment Income		326.3	[3]	318.0		$ 275.7
Accrued expenses and other payables	[4]	317.1		237.2
Gain (loss) on investments		61.4		52.6		75.9
Net premiums earned	[5]	2,831.9		2,889.7		2,614.5
Losses and loss adjustment expenses	[5]	1,546.7		1,717.8		1,553.0
Premiums Receivable, Net	[6]	1,700.8		1,617.0
Liability for Claims and Claims Adjustment Expense		8,725.0	[6]	8,122.6	[6]	7,810.6	$ 7,710.9
Unearned Premiums	[6]	2,725.8		2,645.8
Asset Management Arrangement
Related Party Transaction [Line Items]
Net Investment Income		6.4		9.2		9.4
Accrued expenses and other payables		2.0		4.0
Apollo real estate fund
Related Party Transaction [Line Items]
Gain (loss) on investments		2.1		0.4		(0.4)
Apollo real estate fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other Investments		81.4
Beneficial owner
Related Party Transaction [Line Items]
Accounts Payable, Current		0.0		1.2
Funds managed by Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other Investments		81.4		78.6
Apollo Notes, SPV
Related Party Transaction [Line Items]
Privately-held investment, losses incurred		(3.4)		(5.5)		5.5
Apollo Notes, SPV | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		0.0		66.6
CLOs
Related Party Transaction [Line Items]
Net Investment Income		8.3		11.3		17.4
CLOs | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading		88.8		88.9
Middle Market Term Loans managed by a subsidiary of Apollo
Related Party Transaction [Line Items]
Net Investment Income		(1.9)		0.5		$ 5.8
Middle Market Term Loans managed by a subsidiary of Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading		4.8		$ 7.0
Apollo and Subsidiaries
Related Party Transaction [Line Items]
Net premiums earned		5.9
Losses and loss adjustment expenses		3.7
Premiums Receivable, Net		1.6
Liability for Claims and Claims Adjustment Expense		3.7
Unearned Premiums		$ 1.2
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management		1.00%
Dollar amount option to percentage fee		$ 5.0

[1]	Privately-held investments, trading at fair value include related party investments totaling $4.8 million (2024 — $73.6 million).
[2]	Other investments includes related party investments of $81.4 million (2024 — $78.6 million).
[3]	Net investment income includes related party net investment income of $13.6 million (2024 — $15.2 million, 2023 — $19.6 million) and related party investment management fees of $6.4 million (2024 — $9.2 million, 2023 — $9.4 million).
[4]	Includes amounts due to related parties of $2.0 million for investment management fees (2024 — $4.0 million), and $Nil for management consulting fees (2024 — $1.3 million).
[5]	Net earned premiums and losses and loss adjustment expenses include related party balances of $5.9 million and $3.7 million, respectively, for the twelve months ended December 31, 2025. Refer to Note 20, “Related Party Transactions” for further details.
[6]	Included within underwriting premiums receivables, reserve for losses and loss adjustment expenses and unearned premiums are related party balances of $1.6 million, $3.7 million and $1.2 million, respectively. Refer to Note 20, “Related Party Transactions” for further details.